                             JPMORGAN TAX FREE FUNDS
                         INTERMEDIATE TAX FREE BOND FUND
                        CLASS A, CLASS B & CLASS C SHARES

                         SUPPLEMENT DATED MARCH 18, 2005
                    TO THE PROSPECTUS DATED FEBRUARY 19, 2005

In the section "Appendix A - Legal Proceedings and Additional Fee and Expense Information" on page 58, the tables for ANNUAL AND CUMULATIVE EXPENSE EXAMPLES are hereby deleted in their entirety and replaced with the following:

YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

JPMORGAN INTERMEDIATE TAX FREE BOND FUND

                                                                                CLASS A
                                                     --------------------------------------------------------------
                                                                          GROSS              NET           NET
                                                         ANNUAL         CUMULATIVE       CUMULATIVE       ANNUAL
      PERIOD ENDED                                       COSTS            RETURN           RETURN         RETURN
                                                     --------------------------------------------------------------
      December 31, 2005(a)                                $ 513           4.32%             3.67%         3.67%
      December 31, 2006                                   $ 76            9.53%             8.07%         4.25%
      December 31, 2007                                   $ 184           15.01%           11.59%         3.25%
      December 31, 2008                                   $ 190           20.76%           15.21%         3.25%
      December 31, 2009                                   $ 196           26.80%           18.96%         3.25%
      December 31, 2010                                   $ 202           33.14%           22.82%         3.25%
      December 31, 2011                                   $ 209           39.79%           26.81%         3.25%
      December 31, 2012                                   $ 215           46.78%           30.94%         3.25%
      December 31, 2013                                   $ 222           54.12%           35.19%         3.25%
      December 31, 2014                                   $ 230           61.83%           39.59%         3.25%
      December 31, 2015                                   $ 237           69.92%           44.12%         3.25%

(a) Information from February 19, 2005 through year end not annualized.

JPMORGAN INTERMEDIATE TAX FREE BOND FUND

                                                                                CLASS B1
                                                    --------------------------------------------------------------
                                                                          GROSS            NET           NET
                                                         ANNUAL         CUMULATIVE     CUMULATIVE       ANNUAL
      PERIOD ENDED                                       COSTS            RETURN         RETURN         RETURN
      ---------------------------------------      -------------- ------------------- -------------- -------------
      December 31, 2005(a)                                $ 125           4.32%           3.08%         3.08%
      December 31, 2006                                   $ 150           9.53%           6.76%         3.57%
      December 31, 2007                                   $ 270           15.01%          9.43%         2.50%
      December 31, 2008                                   $ 277           20.76%         12.17%         2.50%
      December 31, 2009                                   $ 284           26.80%         14.97%         2.50%
      December 31, 2010                                   $ 291           33.14%         17.84%         2.50%
      December 31, 2011                                   $ 298           39.79%         20.79%         2.50%
      December 31, 2012                                   $ 306           46.78%         23.81%         2.50%
      December 31, 2013                                   $ 236           54.12%         27.68%         3.13%
      December 31, 2014                                   $ 227           61.83%         31.83%         3.25%
      December 31, 2015                                   $ 234           69.92%         36.11%         3.25%

1 Class B Shares automatically convert to Class A Shares after eight years.
(a) Information from February 19, 2005 through year end not annualized.

JPMORGAN INTERMEDIATE TAX FREE BOND FUND

                                                                              CLASS C
                                                   ---------------------------------------------------------------
                                                                        GROSS              NET           NET
                                                      ANNUAL          CUMULATIVE       CUMULATIVE       ANNUAL

     PERIOD ENDED                                      COSTS            RETURN           RETURN         RETURN
      ---------------------------------------      -------------- ------------------- -------------- -------------
     December 31, 2005(a)                              $ 125            4.32%             3.08%         3.08%
     December 31, 2006                                 $ 150            9.53%             6.76%         3.57%
     December 31, 2007                                 $ 270            15.01%            9.43%         2.50%
     December 31, 2008                                 $ 277            20.76%           12.17%         2.50%
     December 31, 2009                                 $ 284            26.80%           14.97%         2.50%
     December 31, 2010                                 $ 291            33.14%           17.84%         2.50%
     December 31, 2011                                 $ 298            39.79%           20.79%         2.50%
     December 31, 2012                                 $ 306            46.78%           23.81%         2.50%
     December 31, 2013                                 $ 313            54.12%           26.91%         2.50%
     December 31, 2014                                 $ 321            61.83%           30.08%         2.50%
     December 31, 2015                                 $ 329            69.92%           33.33%         2.50%

(a) Information from February 19, 2005 through year end not annualized.





                                                                    SUP-ITFB-305